Debt - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross Principal Amount, Total long-term debt		$ 9,142	$ 11,000
Debt Discount, Total long-term debt		(65)	(143)
Total Debt, Net of Debt Discount, Total long-term debt		9,077	10,857
Gross Principal Amount, current portion		1,870	1,871
Debt Discount, current portion
Total Debt, Net of Debt Discount, current portion		1,870	1,871
Gross Principal Amount, Long term debt, non-current		7,272	9,129
Debt Discount, Long term debt, non-current		(65)	(143)
Total Debt, Net of Debt Discount, Long term debt, non-current		7,207	8,986
Successor [Member]
Gross Principal Amount, Total long-term debt	$ 20,009
Debt Discount, Total long-term debt	(56)
Total Debt, Net of Debt Discount, Total long-term debt	19,953
Gross Principal Amount, current portion	2,909
Debt Discount, current portion
Total Debt, Net of Debt Discount, current portion	2,909
Gross Principal Amount, Long term debt, non-current	17,100
Debt Discount, Long term debt, non-current	(56)
Total Debt, Net of Debt Discount, Long term debt, non-current	17,044
M&T Term Loan [Member]
Gross Principal Amount, Total long-term debt		9,130	10,988
Total Debt, Net of Debt Discount, Total long-term debt		9,065	10,845
M&T Term Loan [Member] | Successor [Member]
Gross Principal Amount, Total long-term debt	20,000
Debt Discount, Total long-term debt	(56)
Total Debt, Net of Debt Discount, Total long-term debt	19,944
Debt Discount, Long term debt, non-current	(56)
Capital Lease Obligation-Equipment [Member]
Gross Principal Amount, Total long-term debt		12	12
Total Debt, Net of Debt Discount, Total long-term debt		$ 12	$ 12
Capital Lease Obligation-Equipment [Member] | Successor [Member]
Gross Principal Amount, Total long-term debt	9
Debt Discount, Total long-term debt
Total Debt, Net of Debt Discount, Total long-term debt	9
Debt Discount, Long term debt, non-current